Putnam Mortgage Securities Fund
The fund's portfolio
12/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (110.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (42.3%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 1.625%, 7/20/26	$4,050	$4,097
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	25,670	29,362
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	135,733	150,530
5.00%, with due dates from 5/20/49 to 3/20/50	476,757	522,404
4.70%, with due dates from 5/20/67 to 8/20/67	436,024	470,500
4.66%, 9/20/65	123,710	130,372
4.652%, 6/20/67	453,759	489,603
4.50%, TBA, 1/1/52	2,000,000	2,114,047
4.50%, with due dates from 2/20/34 to 1/20/50	7,816,714	8,559,641
4.484%, 3/20/67	475,733	515,067
4.329%, 5/20/67	229,559	251,036
4.00%, TBA, 1/1/52	100,000,000	105,231,080
4.00%, with due dates from 9/20/44 to 1/20/50	2,253,209	2,448,376
3.50%, TBA, 1/1/52	90,000,000	93,728,889
3.50%, with due dates from 8/20/49 to 3/20/50	1,381,763	1,467,367
3.00%, TBA, 1/1/52	44,000,000	45,548,804
3.00%, with due dates from 3/20/43 to 10/20/44	1,344,518	1,430,432
2.00%, TBA, 1/1/52	11,000,000	11,105,988

		274,197,596
U.S. Government Agency Mortgage Obligations (68.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	101,822	115,551
4.50%, with due dates from 1/1/37 to 6/1/37	77,129	84,261
Federal National Mortgage Association Pass-Through Certificates
6.00%, 8/1/22	197	198
5.00%, with due dates from 1/1/49 to 8/1/49	209,669	228,451
4.50%, with due dates from 3/1/39 to 5/1/49	440,939	481,600
4.00%, with due dates from 2/1/45 to 6/1/46	495,409	537,777
3.50%, with due dates from 5/1/56 to 6/1/56	5,767,417	6,227,042
3.50%, with due dates from 10/1/44 to 1/1/47	11,041,097	11,942,674
2.50%, 3/1/43	15,577,146	15,978,124
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/52	11,400,000	12,315,501
5.50%, TBA, 1/1/52	52,000,000	56,257,578
4.50%, TBA, 1/1/52	95,000,000	101,828,125
4.00%, TBA, 1/1/52	104,000,000	110,625,944
3.50%, TBA, 1/1/52	97,000,000	102,153,144
3.00%, TBA, 2/1/52	4,000,000	4,139,532
3.00%, TBA, 1/1/52	10,000,000	10,363,672
2.50%, TBA, 1/1/52	9,000,000	9,189,848

		442,469,022

Total U.S. government and agency mortgage obligations (cost $714,734,803)		$716,666,618

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.25%, 9/30/25(i)	$243,000	$235,457

Total U.S. treasury obligations (cost $235,457)		$235,457

MORTGAGE-BACKED SECURITIES (77.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.351%, 4/15/37	$188,262	$335,106
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.018%, 5/15/35	739,165	1,168,767
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.394%, 11/15/35	391,351	673,124
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.531%, 3/15/35	1,677,962	2,239,231
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.665%, 6/15/34	354,938	415,277
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.14%, 11/15/42	1,985,597	204,697
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.04%, 2/15/45	3,981,169	746,350
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/50	9,764,391	1,632,680
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 9/25/49	13,648,505	2,715,034
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.94%, 4/15/44	12,075,352	2,014,380
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.898%, 2/25/50	5,899,302	1,126,252
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.898%, 12/25/49	7,719,189	1,438,603
REMICs Ser. 5043, IO, 5.00%, 11/25/50	10,387,417	2,033,213
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	8,754,192	1,360,516
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,063,891	284,289
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	966,211	84,697
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,016,691	70,975
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	11,175,028	1,786,664
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	10,014,017	1,775,852
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	6,514,130	1,028,907
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,671,476	297,309
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	3,795,779	422,129
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	3,436,930	559,732
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	2,596,156	116,558
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	2,241,067	148,211
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	1,204,272	75,360
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	15,838,280	2,297,758
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	15,126,363	2,066,651
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	13,635,714	2,211,983
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	30,107,681	4,898,137
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,061,631	329,802
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	4,096,357	494,281
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	657,396	34,414
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.489%, 7/25/43(WAC)	12,535	13,287
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.386%, 10/25/43(WAC)	7,090	8,518
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	22,256,642	3,319,554
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	4,315,997	441,526
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,831,740	417,660
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,968,447	446,917
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,969,941	552,772
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	4,070,789	217,927
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,626,576	153,655
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,868,661	77,911
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28(WAC)	470,611	3,530
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43(WAC)	2,392,408	25,360
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	3,708,205	27,812
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,661	2,435
REMICs Ser. 3391, PO, zero %, 4/15/37	34,840	32,140
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	17,184	15,466
REMICs Ser. 3210, PO, zero %, 5/15/36	2,649	2,596
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	15,721	13,835
Strips Ser. 315, PO, zero %, 9/15/43	9,083,746	8,174,242
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.289%, 7/25/36	207,406	404,525
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.991%, 5/25/35	529,291	694,699
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.193%, 3/25/36	269,111	420,768
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.826%, 6/25/37	312,489	549,981
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.91%, 2/25/38	1,045,408	1,297,415
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.808%, 12/25/35	507,334	761,002
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.696%, 5/25/40	579,312	729,934
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.498%, 10/25/41	409,161	45,848
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 7/25/48	5,796,070	1,114,410
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 6/25/48	15,938,991	2,735,528
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 3/25/48	6,414,087	1,092,319
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 1/25/48	8,444,999	1,419,998
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 11/25/46	16,333,666	2,835,173
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	6,427,465	1,450,293
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 6/25/50	7,200,437	1,493,056
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 11/25/46	18,525,436	3,456,861
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 11/25/46	24,641,819	4,004,296
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/46	11,787,121	1,994,470
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 9/25/49	11,148,812	1,507,708
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 8/25/49	7,126,199	1,077,141
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 3/25/46	11,280,189	2,144,018
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.898%, 11/25/49	3,078,352	724,213
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.848%, 1/25/50	19,197,313	3,711,192
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	4,500,001	784,710
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	5,412,727	974,940
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	10,777,825	1,460,187
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	7,078,061	906,915
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	6,287,091	1,031,209
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	4,028,037	591,216
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	14,308,277	2,218,624
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	5,101,402	749,930
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	6,498,290	1,045,118
REMICs Ser. 20-60, Class NI, IO, 4.00%, 9/25/50	9,033,370	1,378,959
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,591,803	148,448
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,103,174	41,590
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	2,954,920	193,025
REMICs FRB Ser. 03-W14, Class 2A, 3.786%, 1/25/43(WAC)	9,240	9,635
Trust FRB Ser. 03-W3, Class 1A4, 3.52%, 8/25/42(WAC)	18,984	19,997
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	32,603,822	3,299,833
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	16,356,775	1,121,161
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	38,222,714	6,031,116
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	5,726,014	580,904
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,680,030	27,802
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	2,694,487	323,953
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	3,166,641	137,577
REMICs Trust FRB Ser. 04-W7, Class A2, 3.361%, 3/25/34(WAC)	2,704	2,957
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	11,240,802	1,092,943
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	10,885,414	1,599,633
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,756,940	310,531
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	5,600,301	539,869
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,030,550	361,975
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,313,853	71,280
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,454,751	84,983
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,748,184	167,287
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	933,208	11,959
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,283,693	18,356
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,087,173	21,396
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,776,686	50,127
REMICs FRB Ser. 03-W11, Class A1, 2.993%, 6/25/33(WAC)	265	269
Trust FRB Ser. 04-W2, Class 4A, 2.934%, 2/25/44(WAC)	5,834	6,073
REMICs Trust Ser. 98-W2, Class X, IO, 0.398%, 6/25/28(WAC)	3,050,844	68,644
REMICs FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	2,175,322	10,877
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.342%, 8/27/36	25,120,382	23,416,678
REMICs Ser. 01-79, Class BI, IO, 0.266%, 3/25/45(WAC)	1,079,288	6,692
REMICs Trust Ser. 98-W5, Class X, IO, 0.047%, 7/25/28(WAC)	947,477	20,087
REMICs Ser. 03-34, PO, zero %, 4/25/43	45,304	39,867
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	121,611	113,293
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,281	3,938
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	685	624
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,208	1,136
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,356	2,191
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	14,491	13,463
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.596%, 12/20/43	3,706,114	674,327
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.496%, 4/20/38	5,308,081	1,201,798
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 8/20/50	6,705,064	1,229,977
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 5/20/51	14,769,205	1,861,434
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 9/20/50	11,072,365	2,165,035
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 6/20/48	5,269,783	776,165
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 10/20/47	6,090,761	1,044,946
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.096%, 6/20/43	9,292,964	1,580,785
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 5/20/49	6,988,152	947,448
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 2/20/40	586,377	96,682
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.043%, 1/16/44	7,052,671	1,061,512
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.043%, 9/16/43	7,506,890	1,320,349
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	4,266,154	850,029
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 8/20/49	5,741,192	769,905
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 6/20/46	4,747,935	878,181
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	1,435,030	162,004
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 10/20/49	9,427,924	2,398,628
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 9/20/49	8,570,485	1,233,149
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	553,459	73,210
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	393,878	47,004
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.896%, 10/20/49	9,231,222	2,399,167
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	3,870,627	742,422
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.496%, 8/20/44	4,272,767	708,046
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	80,533	10,443
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	4,896,957	890,659
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	3,288,091	563,480
Ser. 14-76, IO, 5.00%, 5/20/44	2,797,325	505,913
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	3,770,812	552,388
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,574,609	296,184
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	8,032,353	1,458,675
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,343,634	239,138
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,571,393	1,221,885
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,933,793	727,752
Ser. 18-1, IO, 4.50%, 1/20/48	5,839,482	831,309
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	4,732,974	741,754
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	6,091,679	1,029,926
Ser. 12-129, IO, 4.50%, 11/16/42	3,288,719	590,292
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	4,184,174	627,860
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	6,619,494	1,104,132
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,682,803	279,895
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	979,824	163,925
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	4,547,256	778,303
Ser. 18-72, Class IB, IO, 4.00%, 4/20/46	8,683,078	1,255,099
Ser. 15-94, IO, 4.00%, 7/20/45	11,235,487	2,071,824
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,198,906	789,394
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	838,014	125,677
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,985,238	234,636
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	5,435,169	866,257
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,437,859	198,802
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,872,752	616,608
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	7,302,887	1,207,532
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,796,555	273,704
Ser. 14-104, IO, 4.00%, 3/20/42	5,215,204	643,666
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	63,121	141
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	6,804,033	729,432
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	14,138,439	2,012,139
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,000,273	275,755
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	2,666,982	251,864
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,378,711	126,028
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	747,028	71,117
Ser. 12-136, IO, 3.50%, 11/20/42	6,718,724	978,061
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	6,264,856	408,845
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,318,699	66,380
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,504,514	164,797
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	2,710,811	56,480
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	903,539	20,510
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	796,507	8,778
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	9,303,772	1,514,397
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	471,783	1,750
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	167,519	469
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	2,589,668	174,803
Ser. 16-H13, Class IK, IO, 2.643%, 6/20/66(WAC)	16,312,924	1,585,412
Ser. 16-H24, Class KI, IO, 2.509%, 11/20/66(WAC)	8,441,558	689,834
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	35,089,964	3,470,559
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	22,453,991	2,452,896
Ser. 17-H04, Class BI, IO, 2.452%, 2/20/67(WAC)	13,361,755	1,023,009
Ser. 17-H25, Class AI, IO, 2.398%, 12/20/67(WAC)	6,143,286	455,947
Ser. 17-H08, Class EI, IO, 2.395%, 2/20/67(WAC)	14,607,379	1,111,530
Ser. 16-H18, Class QI, IO, 2.389%, 6/20/66(WAC)	16,778,328	1,228,828
Ser. 16-H04, Class HI, IO, 2.382%, 7/20/65(WAC)	13,965,947	607,519
Ser. 16-H27, Class GI, IO, 2.346%, 12/20/66(WAC)	21,147,436	1,981,959
Ser. 17-H08, Class GI, IO, 2.339%, 2/20/67(WAC)	10,922,046	1,151,935
Ser. 18-H04, Class JI, IO, 2.304%, 3/20/68(WAC)	15,402,715	1,096,673
Ser. 16-H07, Class PI, IO, 2.279%, 3/20/66(WAC)	24,301,984	2,092,249
Ser. 18-H01, Class XI, IO, 2.275%, 1/20/68(WAC)	14,411,580	1,396,122
Ser. 18-H02, Class IM, IO, 2.272%, 2/20/68(WAC)	10,512,071	947,729
Ser. 17-H14, Class LI, IO, 2.263%, 6/20/67(WAC)	8,120,216	639,467
Ser. 17-H25, Class CI, IO, 2.254%, 12/20/67(WAC)	18,528,245	1,690,702
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67(WAC)	12,235,976	790,444
Ser. 17-H03, Class KI, IO, 2.224%, 1/20/67(WAC)	19,147,174	1,797,920
Ser. 17-H06, Class MI, IO, 2.207%, 2/20/67(WAC)	20,804,872	1,325,021
FRB Ser. 16-H19, Class AI, IO, 2.19%, 9/20/66(WAC)	29,572,936	2,115,648
Ser. 17-H20, Class AI, IO, 2.187%, 10/20/67(WAC)	25,743,750	2,139,949
Ser. 17-H14, Class JI, IO, 2.142%, 6/20/67(WAC)	6,835,156	668,564
Ser. 16-H24, IO, 2.141%, 9/20/66(WAC)	14,541,346	1,258,735
Ser. 16-H17, Class DI, IO, 2.126%, 7/20/66(WAC)	17,809,683	1,168,582
Ser. 16-H23, Class NI, IO, 2.12%, 10/20/66(WAC)	28,336,418	1,839,034
Ser. 15-H24, Class HI, IO, 2.084%, 9/20/65(WAC)	11,201,025	341,676
Ser. 16-H06, Class HI, IO, 2.076%, 2/20/66(WAC)	13,894,500	780,621
Ser. 16-H24, Class JI, IO, 2.005%, 11/20/66(WAC)	4,675,195	361,597
Ser. 17-H25, IO, 1.936%, 11/20/67(WAC)	11,263,335	809,552
Ser. 15-H23, Class TI, IO, 1.919%, 9/20/65(WAC)	16,317,396	1,054,104
FRB Ser. 15-H16, Class XI, IO, 1.894%, 7/20/65(WAC)	9,952,789	735,511
Ser. 17-H23, Class BI, IO, 1.884%, 11/20/67(WAC)	10,174,716	655,252
Ser. 15-H23, Class DI, IO, 1.857%, 9/20/65(WAC)	4,971,725	314,710
Ser. 15-H20, Class CI, IO, 1.836%, 8/20/65(WAC)	22,989,998	1,620,795
Ser. 17-H10, Class MI, IO, 1.823%, 4/20/67(WAC)	14,250,444	789,475
Ser. 17-H09, IO, 1.819%, 4/20/67(WAC)	12,223,916	684,723
Ser. 15-H13, Class AI, IO, 1.807%, 6/20/65(WAC)	16,934,201	1,055,742
Ser. 15-H10, Class HI, IO, 1.768%, 4/20/65(WAC)	20,374,929	1,206,196
Ser. 16-H03, Class AI, IO, 1.765%, 1/20/66(WAC)	14,323,667	807,944
Ser. 15-H25, Class BI, IO, 1.742%, 10/20/65(WAC)	13,010,782	880,830
Ser. 15-H22, Class AI, IO, 1.70%, 9/20/65(WAC)	26,334,725	1,761,793
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64(WAC)	15,305,060	814,443
Ser. 16-H06, Class AI, IO, 1.666%, 2/20/66(WAC)	10,110,621	607,790
Ser. 17-H16, Class HI, IO, 1.649%, 8/20/67(WAC)	9,407,765	558,586
Ser. 16-H06, Class DI, IO, 1.619%, 7/20/65(WAC)	18,295,357	827,956
Ser. 14-H18, Class CI, IO, 1.589%, 9/20/64(WAC)	12,474,468	800,200
Ser. 15-H04, Class AI, IO, 1.56%, 12/20/64(WAC)	16,351,605	832,910
Ser. 16-H04, Class KI, IO, 1.514%, 2/20/66(WAC)	14,974,334	694,903
Ser. 16-H10, Class AI, IO, 1.512%, 4/20/66(WAC)	23,893,867	1,068,797
Ser. 14-H21, Class AI, IO, 1.47%, 10/20/64(WAC)	18,380,934	1,094,493
Ser. 16-H08, Class GI, IO, 1.441%, 4/20/66(WAC)	11,304,739	484,442
FRB Ser. 11-H07, Class FI, IO, 1.244%, 2/20/61(WAC)	19,075,978	429,210
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	346,252	1,316

		248,595,802
Commercial mortgage-backed securities (17.6%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,557,603
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.43%, 1/12/45(WAC)	1,472,000	1,133,440
Benchmark Mortgage Trust 144A Ser. 19-B11, Class D, 3.00%, 5/15/52	1,058,000	955,390
CD Commercial Mortgage Trust 144A
Ser. 17-CD4, Class D, 3.30%, 5/10/50	1,099,000	999,986
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,686,000	1,318,039
Citigroup Commercial Mortgage Trust FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	888,000	915,594
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 4.876%, 9/10/45(WAC)	1,273,000	1,268,382
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.971%, 3/10/47(WAC)	951,000	972,555
FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47(WAC)	491,000	508,451
FRB Ser. 14-UBS3, Class C, 4.737%, 6/10/47(WAC)	956,000	993,866
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47(WAC)	1,158,060	1,179,286
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	1,041,000	1,115,936
FRB Ser. 15-CR26, Class D, 3.478%, 10/10/48(WAC)	1,467,375	1,414,637
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.261%, 8/10/46(WAC)	2,373,000	2,265,033
FRB Ser. 13-CR13, Class D, 4.881%, 11/10/46(WAC)	1,906,000	1,929,428
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	3,623,000	3,389,933
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47(WAC)	2,082,000	2,033,200
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,139,001
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	870,436
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.924%, 11/15/51(WAC)	1,300,000	1,344,284
Ser. 20-C19, Class D, 2.50%, 3/15/53	477,000	434,331
Ser. 19-C17, Class D, 2.50%, 9/15/52	1,626,000	1,440,969
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	4,296,000	4,270,654
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.494%, 7/25/29	1,654,487	1,669,545
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.494%, 7/25/29	1,465,863	1,475,856
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46(WAC)	2,209,000	2,068,079
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.975%, 1/10/47(WAC)	4,153,000	2,284,150
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	1,596,000	1,638,297
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	1,263,000	929,688
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	4,747,000	3,288,061
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	2,294,000	2,235,294
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	1,307,000	1,323,371
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	4,088,000	2,618,402
FRB Ser. 13-C12, Class E, 4.098%, 7/15/45(WAC)	1,235,000	1,009,744
FRB Ser. 14-C23, Class D, 3.984%, 9/15/47(WAC)	2,078,000	2,058,667
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,795,898
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,228,132	2,102,852
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	2,891,000	2,413,559
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	732,797
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.694%, 11/15/43(WAC)	1,295,000	1,286,532
FRB Ser. 11-C3, Class D, 5.523%, 2/15/46(WAC)	2,164,000	1,727,128
FRB Ser. 11-C3, Class E, 5.523%, 2/15/46(WAC)	1,629,000	622,031
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46(WAC)	637,631	658,910
FRB Ser. 13-C16, Class D, 5.006%, 12/15/46(WAC)	1,295,000	1,319,892
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	153,713	151,545
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.763%, 10/15/46(WAC)	479,000	455,477
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46(WAC)	2,040,618	1,434,496
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	864,248
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	458,000	451,016
FRB Ser. 13-C9, Class D, 4.109%, 5/15/46(WAC)	1,234,000	1,135,897
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	2,316,000	515,310
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.412%, 3/15/45(WAC)	2,436,000	1,707,636
FRB Ser. 11-C3, Class E, 5.086%, 7/15/49(WAC)	8,047,130	7,343,880
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 3.352%, 10/15/49	6,245,000	6,166,614
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.517%, 5/10/45(WAC)	4,617,000	4,169,079
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	881,750
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.461%, 12/10/45(WAC)	1,801,000	1,619,787
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.412%, 1/10/45(WAC)	487,353	486,317
FRB Ser. 11-C1, Class D, 6.412%, 1/10/45(WAC)	3,176,000	2,781,477
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.99%, 8/15/51(WAC)	823,000	890,659
FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59(WAC)	1,190,000	1,227,473
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	788,000	867,371
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	1,361,000	1,372,243
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,280,000	2,140,624
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	1,659,568	1,226,680
FRB Ser. 12-C9, Class D, 4.809%, 11/15/45(WAC)	5,183,466	5,168,084
FRB Ser. 12-C9, Class E, 4.809%, 11/15/45(WAC)	1,461,000	1,336,717

		114,103,567
Residential mortgage-backed securities (non-agency) (21.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	5,965,365	3,428,618
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	764,339
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	6,095,698	6,061,787
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.459%, 10/25/35(WAC)	513,695	474,257
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.602%, 1/25/36	293,696	351,844
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.852%, 10/25/27 (Bermuda)	498,000	506,588
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.452%, 10/25/27 (Bermuda)	2,492,321	2,509,855
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.342%, 6/25/36	8,710,000	8,553,606
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.284%, 2/20/47	2,334,295	1,809,801
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.282%, 6/25/47	4,950,260	4,813,851
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.952%, 1/25/30	765,000	751,304
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.453%, 4/25/28	330,125	355,770
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.903%, 3/25/28	2,717,422	2,833,059
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.253%, 10/25/29	1,235,000	1,344,848
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.103%, 12/25/28	4,038,188	4,199,113
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 4.853%, 12/25/29	250,000	270,161
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.853%, 10/25/24	30,083	30,177
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.553%, 10/25/29	1,703,000	1,751,643
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.253%, 7/25/30	2,084,000	2,117,687
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 12/25/29	2,661,750	2,721,903
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 9/25/30	2,741,856	2,771,870
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.353%, 4/25/49	637,000	698,524
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.103%, 10/25/48	2,108,000	2,454,691
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.853%, 1/25/49	4,520,000	5,012,789
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.603%, 3/25/49	282,000	311,569
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 8/25/50	2,647,000	3,257,464
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 7/25/50	916,000	1,111,795
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.253%, 7/25/49	393,000	415,065
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.353%, 10/25/49	1,070,000	1,090,881
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.853%, 7/25/50	1,351,000	1,402,308
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.892%, 9/25/47	371,000	368,044
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,162,369
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	914,362
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	500,278
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.353%, 10/25/48	1,347,000	1,400,880
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.803%, 12/25/30	2,018,000	2,091,442
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	777,631	786,807
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	292,055	295,249
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.453%, 2/25/49	1,391,374	1,404,735
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.853%, 10/25/28	467,854	532,732
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.853%, 10/25/28	2,825,928	3,247,290
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.353%, 1/25/29	782,222	878,785
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.353%, 4/25/29	505,665	553,958
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	450,058	474,065
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.603%, 9/25/29	2,538,000	2,782,294
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.403%, 10/25/28	735,726	763,846
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.603%, 12/25/30	2,530,000	2,658,840
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.553%, 2/25/30	3,913,000	4,093,976
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.553%, 1/25/29	306,509	317,628
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.552%, 5/25/30	2,739,000	2,842,903
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.253%, 2/25/30	3,742,000	3,963,952
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.203%, 3/25/31	1,273,000	1,317,868
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.102%, 5/25/30	3,800,000	3,963,867
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.853%, 3/25/31	1,687,000	1,720,415
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.853%, 10/25/30	1,154,000	1,194,390
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.703%, 1/25/30	7,485,000	7,795,337
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	2,449,420	2,514,720
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.103%, 10/25/29	3,905,320	3,996,599
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.353%, 7/25/30	311,287	314,775
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.853%, 2/25/40	2,355,000	2,469,501
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.453%, 7/25/31	653,000	668,917
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.753%, 2/25/40	1,887,000	1,958,780
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.353%, 1/25/40	347,000	348,904
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.103%, 1/25/40	311,000	311,554
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.553%, 7/25/31	34,076	34,204
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.624%, 5/19/35	1,044,051	447,219
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.20%, 1/25/34 (Bermuda)	1,000,000	966,451
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.422%, 11/25/36	1,618,913	1,553,824
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,220,000
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.032%, 11/25/34	523,883	516,555
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.952%, 7/25/28 (Bermuda)	2,980,000	2,990,282
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.452%, 7/25/29 (Bermuda)	695,000	700,442
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.602%, 7/25/29 (Bermuda)	574,000	587,801
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.102%, 4/25/27 (Bermuda)	506,033	508,134
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.102%, 1/25/30	430,000	422,094
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.222%, 8/25/36	377,285	363,151
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	917,449
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.022%, 7/25/45	655,793	633,295
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.332%, 4/25/37	925,683	911,947

		137,560,077

Total mortgage-backed securities (cost $550,902,279)		$500,259,446

ASSET-BACKED SECURITIES (5.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$3,503,000	$3,505,102
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	511,000	509,109
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.002%, 10/25/53	1,639,000	1,639,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 11/25/53	987,000	987,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.101%, 8/10/23	1,184,000	1,184,000
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.849%, 4/15/22	2,124,000	2,124,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.849%, 2/16/22	2,167,000	2,167,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	2,255,000	2,255,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.599%, 3/8/22	2,227,000	2,227,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.299%, 8/15/22	2,155,000	2,155,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 1/25/22	2,167,000	2,167,676
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	2,156,000	2,156,000
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	2,139,000	2,139,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 4/25/22	4,213,000	4,213,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 8/8/22	2,100,000	2,100,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.792%, 12/8/22	764,000	764,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.712%, 11/7/22	2,216,000	2,216,000

Total asset-backed securities (cost $34,506,990)		$34,507,887

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$10,258,882
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	1,679,766
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	51,153,500	28,646
Morgan Stanley & Co. International PLC
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	916,967
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	609,241
(1.4075)/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.4075	29,447,300	210,254
Toronto-Dominion Bank
(1.505)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.505	7,092,400	90,286
(1.80)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.80	14,184,900	31,490

Total purchased swap options outstanding (cost $12,168,627)			$13,825,532

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-22/$104.31	$33,325,827	$32,000,000	$992
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jan-22/102.28	66,371,123	65,000,000	61,945
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-22/103.72	186,546,096	180,000,000	69,660
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jan-22/105.16	179,031,284	170,000,000	303,110
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jan-22/106.56	117,008,210	110,000,000	110

Total purchased options outstanding (cost $1,457,813)				$435,817

SHORT-TERM INVESTMENTS (25.3%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 0.01%(AFF)	Shares	10,000	$10,000
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	35,819,119	35,819,119
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,665,000	1,665,000
U.S. Treasury Bills 0.051%, 5/19/22(SEGSF)(SEGCCS)		$19,200,000	19,192,910
U.S. Treasury Bills 0.068%, 5/5/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)		8,100,000	8,097,838
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)		5,100,000	5,099,028
U.S. Treasury Bills 0.048%, 3/24/22(SEG)(SEGSF)(SEGTBA)(SEGCCS)		20,200,000	20,197,486
U.S. Treasury Bills 0.032%, 2/10/22(SEG)(SEGSF)		19,900,000	19,899,317
U.S. Treasury Bills 0.046%, 3/3/22(SEGSF)(SEGTBA)		3,700,000	3,699,712
U.S. Treasury Bills 0.043%, 2/24/22(SEG)(SEGSF)		10,700,000	10,699,575
U.S. Treasury Bills 0.044%, 2/17/22(SEG)(SEGSF)		4,100,000	4,099,846
U.S. Treasury Bills 0.038%, 3/17/22(SEGSF)(SEGTBA)(SEGCCS)		3,700,000	3,699,585
U.S. Treasury Bills 0.045%, 4/21/22(SEGSF)(SEGTBA)(SEGCCS)		6,600,000	6,598,540
U.S. Treasury Bills 0.038%, 2/3/22(SEG)(SEGSF)(SEGTBA)		13,200,000	13,199,659
U.S. Treasury Bills 0.031%, 3/10/22(SEGSF)(SEGTBA)(SEGCCS)		12,200,000	12,199,049

Total short-term investments (cost $164,181,388)			$164,176,664
TOTAL INVESTMENTS

Total investments (cost $1,478,187,357)			$1,430,107,421

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	5,043	$1,100,240,771	$1,100,240,771	Mar-22	$976,682
U.S. Treasury Note 5 yr (Short)	562	67,988,828	67,988,828	Mar-22	(295,382)
U.S. Treasury Note Ultra 10 yr (Short)	227	33,241,313	33,241,313	Mar-22	(553,824)

Unrealized appreciation					976,682

Unrealized (depreciation)					(849,206)

Total					$127,476

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $35,842,013) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$51,153,500	$420,482
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	926,980
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	12,329,624
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	831,364
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	923,997
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	383,862
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	4,169,140
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	90,572
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	147,619
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	244,277
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	470,828
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	496,978
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	4,960,788
Morgan Stanley & Co. International PLC
1.6075/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.6075	58,894,500	206,720
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	282,171
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	356,869
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	365,832
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	563,455
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	1,194,837
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	2,170,298
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	2,222,246
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	6,314,792
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	43,171
1.65/3 month USD-LIBOR-BBA/Jan-32	Jan-22/1.65	21,362,700	123,904
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	303,950
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	827,532
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	994,287

Total			$42,366,575

WRITTEN OPTIONS OUTSTANDING at 12/31/21 (premiums $1,604,766) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-22/$104.31	$33,325,827	$32,000,000	$50,144
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jan-22/102.28	66,371,123	65,000,000	163,475
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-22/103.72	186,546,096	180,000,000	189,360
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jan-22/105.16	179,031,284	170,000,000	10,880
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jan-22/106.56	117,008,210	110,000,000	193,380

Total				$607,239

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$1,126,144
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	57,860,800	(2,794,677)	795,586
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	116,294,800	(139,554)	494,253
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	455,947
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	402,596
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	43,397
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	36,000
(1.405)/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	3,057
1.405/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(28,343)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	(116,576)
1.39/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39	176,037,200	(2,024,428)	(137,309)
(1.39)/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39	176,037,200	(2,024,428)	(142,590)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	23,259,000	(302,367)	(239,335)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	20,805,700	(1,255,624)	(294,193)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(675,184)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(865,966)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(3,146,880)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	64,497,800	1,362,516	287,660
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	11,629,500	325,626	191,770
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	56,712
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	(145,520)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	(190,354)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	115,721,600	1,588,279	(255,745)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	232,589,600	75,592	(313,996)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	417,440
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	(340,197)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	384,453
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	196,141
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	138,078
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	123,905
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	113,700
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	79,138
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	1,720
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	7,953,300	(195,075)	(12,646)
(1.37)/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37	46,929,900	(699,256)	(23,934)
1.37/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37	46,929,900	(699,256)	(51,154)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(59,691)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	(123,217)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	(136,727)
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	(154,740)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(160,588)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	(197,803)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(416,277)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	364,250
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	274,174
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	220,860
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	117,791
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	(92,877)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	38,175,600	202,331	(161,101)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	(310,155)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	342,575
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	77,463
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	21,991,800	(305,686)	(54,540)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	21,991,800	(305,686)	(127,992)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(183,776)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(348,691)
(1.7355)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.7355	98,086,800	(1,507,216)	(896,513)
1.9555/3 month USD-LIBOR-BBA/Feb-32 (Written)	Feb-22/1.9555	196,173,600	1,483,077	1,051,491
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	23,512,000	343,275	(27,274)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	25,975,700	537,697	(88,317)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	2,869,868
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	431,983
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	273,364
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	183,936
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	47,861
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	18,259
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	17,667
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(382)
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	(16,382)
(1.6875)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-22/1.6875	235,578,100	(412,262)	(63,606)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	(95,903)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(196,060)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(354,369)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(399,362)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(3,139,044)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	204,245
1.8875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/1.8875	235,578,100	223,799	30,625
2.0875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/2.0875	235,578,100	117,789	11,779
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(202,043)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	346,997
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	55,151
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(22,422)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(488,213)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	90,442
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	59,960
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	26,702
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	(16,710)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	(42,587)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	(215,911)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	153,989
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	100,696
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	37,691
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(92,784)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	143,810
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	139,231
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	122,270
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	93,932
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	7,937,900	(369,112)	16,749
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	7,937,900	(369,112)	(22,623)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(35,143)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(70,976)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(72,522)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(90,259)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(120,623)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(136,962)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	94,519
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	(131,483)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	158,374
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	131,132
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	119,153
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	52,014
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	45,444
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	(87,140)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	(113,957)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	(127,912)

Unrealized appreciation				13,874,144

Unrealized (depreciation)				(16,875,579)

Total				$(3,001,435)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $463,166,250) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 1/1/52	$90,000,000	1/20/22	$94,707,972
Government National Mortgage Association, 3.50%, 1/1/52	93,000,000	1/20/22	96,853,185
Uniform Mortgage-Backed Securities, 6.00%, 1/1/52	7,000,000	1/13/22	7,562,150
Uniform Mortgage-Backed Securities, 5.50%, 1/1/52	23,000,000	1/13/22	24,883,160
Uniform Mortgage-Backed Securities, 4.00%, 1/1/52	90,000,000	1/13/22	95,733,990
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	97,000,000	1/13/22	102,153,144
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	4,000,000	1/13/22	4,145,469
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	9,000,000	1/13/22	9,189,848
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	28,000,000	1/13/22	27,932,626

Total			$463,161,544

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$608,372,000	$371,107	(E)	$(325,835)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$45,272
		279,165,000	1,099,910	(E)	1,255,002	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	149,090
		113,718,000	573,139	(E)	(704,851)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(131,712)
		8,495,000	285,177	(E)	(311,298)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(26,121)
		30,378,000	21,872		1,468	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	18,399
		28,248,000	36,722		2,428	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	31,802
		44,700,000	115,326		(11,629)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(113,092)
		16,940,000	64,203		(30,163)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(88,468)
		77,601,000	52,769		(7,896)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	33,672
		8,211,000	6,322		523	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(3,887)
		75,507,000	195,563		(33,708)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	141,091
		10,717,000	45,869		(5,792)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	36,773
		24,043,000	97,855		(319)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	95,873
		5,616,000	9,716		(74)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	(9,998)
		46,848,900	75,895	(E)	(621)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	75,274
		2,051,000	36,528		(334)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	(36,947)
		4,905,000	5,346		(651)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	4,850
		2,373,000	9,516		(3,270)	12/31/31	1.355% — Annually	Secured Overnight Financing Rate — Annually	(12,875)
		14,639,000	14,200		(118)	1/3/27	1.135% — Annually	Secured Overnight Financing Rate — Annually	(14,318)

	Total				$(177,138)				$194,678
(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$24,988,000	$972,033	$(455)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(972,488)
	52,198,000	1,360,280	(527)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,360,807)

Total			$(982)				$(2,333,295)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	BBB+/P	$(3,558)	$2,445,000	$148,656	1/17/47	200 bp — Monthly	$(151,263)
	CMBX NA BB.11 Index	BB-/P	42,375	75,000	6,863	11/18/54	500 bp — Monthly	35,585
	CMBX NA BB.13 Index	BB-/P	75,581	756,000	77,036	12/16/72	500 bp — Monthly	(721)
	CMBX NA BB.13 Index	BB-/P	78,819	865,000	88,144	12/16/72	500 bp — Monthly	(8,484)
	CMBX NA BB.13 Index	BB-/P	82,147	901,000	91,812	12/16/72	500 bp — Monthly	(8,789)
	CMBX NA BB.13 Index	BB-/P	129,386	1,371,000	139,705	12/16/72	500 bp — Monthly	(8,986)
	CMBX NA BB.9 Index	B/P	36,851	181,000	41,793	9/17/58	500 bp — Monthly	(4,766)
	CMBX NA BB.9 Index	B/P	287,137	1,406,000	324,645	9/17/58	500 bp — Monthly	(36,142)
	CMBX NA BB.9 Index	B/P	1,102,022	1,964,000	453,488	9/17/58	500 bp — Monthly	650,444
	CMBX NA BBB-.10 Index	BB+/P	96,874	888,000	79,387	11/17/59	300 bp — Monthly	18,005
	CMBX NA BBB-.11 Index	BBB-/P	59,693	953,000	44,982	11/18/54	300 bp — Monthly	15,267
	CMBX NA BBB-.12 Index	BBB-/P	83,270	1,413,000	72,911	8/17/61	300 bp — Monthly	11,183
	CMBX NA BBB-.13 Index	BBB-/P	17,539	200,000	10,340	12/16/72	300 bp — Monthly	7,316
	CMBX NA BBB-.14 Index	BBB-/P	1,659	51,000	2,392	12/16/72	300 bp — Monthly	(703)
	CMBX NA BBB-.14 Index	BBB-/P	4,573	149,000	6,988	12/16/72	300 bp — Monthly	(2,328)
	CMBX NA BBB-.14 Index	BBB-/P	26,715	586,000	27,483	12/16/72	300 bp — Monthly	(426)
	CMBX NA BBB-.14 Index	BBB-/P	34,253	685,000	32,127	12/16/72	300 bp — Monthly	2,526
	CMBX NA BBB-.14 Index	BBB-/P	45,261	1,020,000	47,838	12/16/72	300 bp — Monthly	(1,982)
	CMBX NA BBB-.14 Index	BBB-/P	39,388	1,051,000	49,292	12/16/72	300 bp — Monthly	(9,290)
	CMBX NA BBB-.14 Index	BBB-/P	49,677	1,216,000	57,030	12/16/72	300 bp — Monthly	(6,644)
	CMBX NA BBB-.6 Index	B+/P	9,913	123,888	34,664	5/11/63	300 bp — Monthly	(24,679)
	CMBX NA BBB-.6 Index	B+/P	61,388	932,158	260,818	5/11/63	300 bp — Monthly	(198,886)
	CMBX NA BBB-.6 Index	B+/P	282,900	983,112	275,075	5/11/63	300 bp — Monthly	8,399
	CMBX NA BBB-.6 Index	B+/P	282,900	983,112	275,075	5/11/63	300 bp — Monthly	8,399
	CMBX NA BBB-.6 Index	B+/P	71,943	1,090,016	304,986	5/11/63	300 bp — Monthly	(232,407)
	CMBX NA BBB-.6 Index	B+/P	113,078	1,659,502	464,329	5/11/63	300 bp — Monthly	(350,282)
	CMBX NA BBB-.6 Index	B+/P	579,330	1,966,225	550,150	5/11/63	300 bp — Monthly	30,328
	CMBX NA BBB-.6 Index	B+/P	1,320,567	4,808,658	1,345,463	5/11/63	300 bp — Monthly	(22,088)
	CMBX NA BBB-.6 Index	B+/P	2,079,181	32,621,548	9,127,509	5/11/63	300 bp — Monthly	(7,029,282)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	36,784	275,000	92,703	1/17/47	500 bp — Monthly	(55,651)
	CMBX NA BBB-.6 Index	B+/P	4,027,982	42,829,331	11,983,647	5/11/63	300 bp — Monthly	(7,930,658)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	935,424	8,766,086	2,452,751	5/11/63	300 bp — Monthly	(1,512,209)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(1,527)	90,000	1,440	12/16/72	200 bp — Monthly	(52)
	CMBX NA A.7 Index	BBB+/P	(2,866)	1,966,000	119,533	1/17/47	200 bp — Monthly	(121,635)
	CMBX NA BB.7 Index	B/P	59,391	175,000	58,993	1/17/47	500 bp — Monthly	568
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	47	11/18/54	300 bp — Monthly	17
	CMBX NA BBB-.13 Index	BBB-/P	13,523	79,000	4,084	12/16/72	300 bp — Monthly	9,485
	CMBX NA BBB-.14 Index	BBB-/P	1,364	36,000	1,688	12/16/72	300 bp — Monthly	(303)
	CMBX NA BBB-.6 Index	B+/P	6,521	88,920	24,880	5/11/63	300 bp — Monthly	(18,306)
	CMBX NA BBB-.6 Index	B+/P	6,561	88,920	24,880	5/11/63	300 bp — Monthly	(18,267)
	CMBX NA BBB-.6 Index	B+/P	8,337	103,906	29,073	5/11/63	300 bp — Monthly	(20,675)
	CMBX NA BBB-.6 Index	B+/P	11,011	130,882	36,621	5/11/63	300 bp — Monthly	(25,533)
	CMBX NA BBB-.6 Index	B+/P	10,536	138,875	38,857	5/11/63	300 bp — Monthly	(28,240)
	CMBX NA BBB-.6 Index	B+/P	11,526	224,797	62,898	5/11/63	300 bp — Monthly	(51,240)
	CMBX NA BBB-.6 Index	B+/P	22,036	248,775	69,607	5/11/63	300 bp — Monthly	(47,426)
	CMBX NA BBB-.6 Index	B+/P	28,418	256,768	71,844	5/11/63	300 bp — Monthly	(43,276)
	CMBX NA BBB-.6 Index	B+/P	20,349	267,758	74,919	5/11/63	300 bp — Monthly	(54,414)
	CMBX NA BBB-.6 Index	B+/P	124,283	453,590	126,915	5/11/63	300 bp — Monthly	(2,367)
	CMBX NA BBB-.6 Index	B+/P	164,897	614,445	171,922	5/11/63	300 bp — Monthly	(6,666)
	CMBX NA BBB-.6 Index	B+/P	71,938	618,442	173,040	5/11/63	300 bp — Monthly	(100,741)
	CMBX NA BBB-.6 Index	B+/P	89,294	670,395	187,576	5/11/63	300 bp — Monthly	(97,891)
	CMBX NA BBB-.6 Index	B+/P	193,084	684,382	191,490	5/11/63	300 bp — Monthly	1,994
	CMBX NA BBB-.6 Index	B+/P	193,084	684,382	191,490	5/11/63	300 bp — Monthly	1,994
	CMBX NA BBB-.6 Index	B+/P	65,841	743,329	207,983	5/11/63	300 bp — Monthly	(141,708)
	CMBX NA BBB-.6 Index	B+/P	42,125	812,267	227,272	5/11/63	300 bp — Monthly	(184,673)
	CMBX NA BBB-.6 Index	B+/P	42,268	832,249	232,863	5/11/63	300 bp — Monthly	(190,109)
	CMBX NA BBB-.6 Index	B+/P	539,219	2,028,169	567,482	5/11/63	300 bp — Monthly	(27,079)
	CMBX NA BBB-.6 Index	B+/P	416,605	3,601,748	1,007,769	5/11/63	300 bp — Monthly	(589,061)
	CMBX NA BBB-.6 Index	B+/P	805,784	7,542,191	2,110,305	5/11/63	300 bp — Monthly	(1,300,117)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	28,886	360,000	99,180	5/11/63	500 bp — Monthly	(69,944)
	CMBX NA BB.7 Index	B/P	16,440	48,000	16,181	1/17/47	500 bp — Monthly	306
	CMBX NA BB.7 Index	B/P	158,648	324,000	109,220	1/17/47	500 bp — Monthly	49,743
	CMBX NA BBB-.13 Index	BBB-/P	56,240	281,000	14,528	12/16/72	300 bp — Monthly	41,876
	CMBX NA BBB-.13 Index	BBB-/P	56,271	337,000	17,423	12/16/72	300 bp — Monthly	39,045
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	186,736	1,603,200	706,530	5/11/63	500 bp — Monthly	(518,232)
	CMBX NA BB.7 Index	B/P	20,331	168,000	56,633	1/17/47	500 bp — Monthly	(36,138)
	CMBX NA BBB-.6 Index	B+/P	288,138	1,035,065	289,611	5/11/63	300 bp — Monthly	(869)
	CMBX NA BBB-.6 Index	B+/P	5,354,470	19,854,075	5,555,170	5/11/63	300 bp — Monthly	(189,108)
	Morgan Stanley & Co. International PLC
	CMBX NA A.14 Index	A-/P	(784)	49,000	784	12/16/72	200 bp — Monthly	19
	CMBX NA A.6 Index	BBB+/P	(131,401)	17,122,000	1,676,244	5/11/63	200 bp — Monthly	(1,800,987)
	CMBX NA A.7 Index	BBB+/P	(292)	602,000	36,602	1/17/47	200 bp — Monthly	(36,660)
	CMBX NA A.7 Index	BBB+/P	(4,035)	4,170,000	253,536	1/17/47	200 bp — Monthly	(255,950)
	CMBX NA BB.13 Index	BB-/P	575	6,000	611	12/16/72	500 bp — Monthly	(30)
	CMBX NA BB.13 Index	BB-/P	14,044	151,000	15,387	12/16/72	500 bp — Monthly	(1,196)
	CMBX NA BB.13 Index	BB-/P	14,439	153,000	15,591	12/16/72	500 bp — Monthly	(1,003)
	CMBX NA BB.13 Index	BB-/P	26,993	294,000	29,959	12/16/72	500 bp — Monthly	(2,680)
	CMBX NA BB.13 Index	BB-/P	33,293	363,000	36,990	12/16/72	500 bp — Monthly	(3,343)
	CMBX NA BB.13 Index	BB-/P	61,324	673,000	68,579	12/16/72	500 bp — Monthly	(6,601)
	CMBX NA BB.13 Index	BB-/P	80,638	873,000	88,959	12/16/72	500 bp — Monthly	(7,472)
	CMBX NA BB.6 Index	B-/P	8,315	44,160	19,461	5/11/63	500 bp — Monthly	(11,104)
	CMBX NA BB.6 Index	B-/P	24,114	110,400	48,653	5/11/63	500 bp — Monthly	(24,432)
	CMBX NA BB.6 Index	B-/P	408,240	933,120	411,226	5/11/63	500 bp — Monthly	(2,077)
	CMBX NA BBB-.12 Index	BBB-/P	34,298	582,000	30,031	8/17/61	300 bp — Monthly	4,606
	CMBX NA BBB-.13 Index	BBB-/P	223	3,000	155	12/16/72	300 bp — Monthly	70
	CMBX NA BBB-.13 Index	BBB-/P	1,016	5,000	259	12/16/72	300 bp — Monthly	760
	CMBX NA BBB-.14 Index	BBB-/P	12,718	838,000	39,302	12/16/72	300 bp — Monthly	(26,095)
	CMBX NA BBB-.6 Index	B+/P	11,527	137,876	38,578	5/11/63	300 bp — Monthly	(26,970)
	CMBX NA BBB-.6 Index	B+/P	13,063	177,839	49,759	5/11/63	300 bp — Monthly	(36,593)
	CMBX NA BBB-.6 Index	B+/P	25,010	311,719	87,219	5/11/63	300 bp — Monthly	(62,026)
	CMBX NA BBB-.6 Index	B+/P	51,990	693,374	194,006	5/11/63	300 bp — Monthly	(141,612)
	CMBX NA BBB-.6 Index	B+/P	72,767	743,329	207,983	5/11/63	300 bp — Monthly	(134,782)
	CMBX NA BBB-.6 Index	B+/P	338,271	1,276,847	357,262	5/11/63	300 bp — Monthly	(18,246)
	CMBX NA BBB-.6 Index	B+/P	386,451	1,369,763	383,260	5/11/63	300 bp — Monthly	3,991
	CMBX NA BBB-.6 Index	B+/P	715,963	2,718,546	760,649	5/11/63	300 bp — Monthly	(43,099)
	CMBX NA BBB-.6 Index	B+/P	8,192,706	123,552,450	34,569,976	5/11/63	300 bp — Monthly	(26,305,132)
	CMBX NA BBB-.7 Index	BB-/P	55,762	913,000	183,330	1/17/47	300 bp — Monthly	(127,036)
	CMBX NA BBB-.7 Index	BB-/P	528,652	7,768,000	1,559,814	1/17/47	300 bp — Monthly	(1,026,631)

Upfront premium received			32,321,221		Unrealized appreciation			941,926

Upfront premium (paid)			(144,463)		Unrealized (depreciation)			(51,582,493)

	Total		$32,176,758				Total	$(50,640,567)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(96,225)	$1,283,000	$125,606	5/11/63	(200 bp) — Monthly	$28,882
	CMBX NA A.6 Index	(22,256)	229,000	22,419	5/11/63	(200 bp) — Monthly	74
	CMBX NA A.7 Index	(59,719)	8,055,000	489,744	1/17/47	(200 bp) — Monthly	426,892
	CMBX NA BB.10 Index	(15,241)	139,000	38,295	11/17/59	(500 bp) — Monthly	22,918
	CMBX NA BB.10 Index	(11,793)	113,000	31,132	11/17/59	(500 bp) — Monthly	19,229
	CMBX NA BB.11 Index	(4,242)	45,000	4,118	11/18/54	(500 bp) — Monthly	(168)
	CMBX NA BB.11 Index	(3,887)	30,000	2,745	11/18/54	(500 bp) — Monthly	(1,171)
	CMBX NA BB.6 Index	(11,333)	75,840	33,423	5/11/63	(500 bp) — Monthly	22,016
	CMBX NA BB.7 Index	(105,844)	2,074,000	699,145	1/17/47	(500 bp) — Monthly	591,285
	CMBX NA BB.8 Index	(209,142)	586,552	222,010	10/17/57	(500 bp) — Monthly	12,297
	CMBX NA BBB-.10 Index	(733,312)	4,265,000	381,291	11/17/59	(300 bp) — Monthly	(354,509)
	CMBX NA BBB-.10 Index	(326,142)	1,405,000	125,607	11/17/59	(300 bp) — Monthly	(201,355)
	CMBX NA BBB-.10 Index	(297,626)	999,000	89,311	11/17/59	(300 bp) — Monthly	(208,898)
	CMBX NA BBB-.10 Index	(234,757)	984,000	87,970	11/17/59	(300 bp) — Monthly	(147,361)
	CMBX NA BBB-.10 Index	(105,823)	865,000	77,331	11/17/59	(300 bp) — Monthly	(28,997)
	CMBX NA BBB-.10 Index	(143,198)	656,000	58,646	11/17/59	(300 bp) — Monthly	(84,935)
	CMBX NA BBB-.10 Index	(136,239)	626,000	55,964	11/17/59	(300 bp) — Monthly	(80,640)
	CMBX NA BBB-.10 Index	(62,719)	492,000	43,985	11/17/59	(300 bp) — Monthly	(19,021)
	CMBX NA BBB-.10 Index	(115,406)	469,000	41,929	11/17/59	(300 bp) — Monthly	(73,751)
	CMBX NA BBB-.10 Index	(12,748)	100,000	8,940	11/17/59	(300 bp) — Monthly	(3,866)
	CMBX NA BBB-.11 Index	(159,306)	497,000	23,458	11/18/54	(300 bp) — Monthly	(136,138)
	CMBX NA BBB-.11 Index	(48,685)	149,000	7,033	11/18/54	(300 bp) — Monthly	(41,739)
	CMBX NA BBB-.11 Index	(21,489)	146,000	6,891	11/18/54	(300 bp) — Monthly	(14,683)
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	83,489	8/17/61	(300 bp) — Monthly	(457,894)
	CMBX NA BBB-.12 Index	(529,327)	1,502,000	77,503	8/17/61	(300 bp) — Monthly	(452,700)
	CMBX NA BBB-.12 Index	(206,461)	915,000	47,214	8/17/61	(300 bp) — Monthly	(159,781)
	CMBX NA BBB-.12 Index	(53,286)	888,000	45,821	8/17/61	(300 bp) — Monthly	(7,983)
	CMBX NA BBB-.12 Index	(187,353)	539,000	27,812	8/17/61	(300 bp) — Monthly	(159,855)
	CMBX NA BBB-.12 Index	(92,798)	264,000	13,622	8/17/61	(300 bp) — Monthly	(79,330)
	CMBX NA BBB-.13 Index	(60,774)	802,000	41,463	12/16/72	(300 bp) — Monthly	(19,778)
	CMBX NA BBB-.13 Index	(2,622)	52,000	2,688	12/16/72	(300 bp) — Monthly	36
	CMBX NA BBB-.13 Index	(2,597)	51,000	2,637	12/16/72	(300 bp) — Monthly	10
	CMBX NA BBB-.7 Index	(1,054)	209,000	41,967	1/17/47	(300 bp) — Monthly	40,791
	CMBX NA BBB-.7 Index	(28,656)	131,000	26,305	1/17/47	(300 bp) — Monthly	(2,428)
	CMBX NA BBB-.8 Index	(338,892)	2,144,000	291,798	10/17/57	(300 bp) — Monthly	(48,345)
	CMBX NA BBB-.8 Index	(340,232)	2,144,000	291,798	10/17/57	(300 bp) — Monthly	(49,685)
	CMBX NA BBB-.8 Index	(220,781)	1,413,000	192,309	10/17/57	(300 bp) — Monthly	(29,296)
	CMBX NA BBB-.8 Index	(145,639)	1,094,000	148,893	10/17/57	(300 bp) — Monthly	2,616
	CMBX NA BBB-.8 Index	(149,147)	953,000	129,703	10/17/57	(300 bp) — Monthly	(20,000)
	CMBX NA BBB-.9 Index	(251,259)	1,062,000	99,828	9/17/58	(300 bp) — Monthly	(152,051)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	96,150	11/17/59	(500 bp) — Monthly	49,245
	CMBX NA BB.10 Index	(41,383)	348,000	95,874	11/17/59	(500 bp) — Monthly	54,152
	CMBX NA BB.10 Index	(22,747)	183,000	50,417	11/17/59	(500 bp) — Monthly	27,492
	Goldman Sachs International
	CMBX NA A.6 Index	(99,971)	1,509,000	147,731	5/11/63	(200 bp) — Monthly	47,173
	CMBX NA A.6 Index	(6,738)	70,000	6,853	5/11/63	(200 bp) — Monthly	88
	CMBX NA BB.8 Index	(270,854)	769,185	291,137	10/17/57	(500 bp) — Monthly	19,534
	CMBX NA BB.8 Index	(62,992)	169,105	64,006	10/17/57	(500 bp) — Monthly	850
	CMBX NA BB.9 Index	(301,266)	1,891,000	436,632	9/17/58	(500 bp) — Monthly	133,527
	CMBX NA BB.9 Index	(241,720)	1,530,000	353,277	9/17/58	(500 bp) — Monthly	110,070
	CMBX NA BB.9 Index	(54,798)	342,000	78,968	9/17/58	(500 bp) — Monthly	23,838
	CMBX NA BB.9 Index	(22,287)	140,000	32,326	9/17/58	(500 bp) — Monthly	9,903
	CMBX NA BBB-.10 Index	(60,367)	276,000	24,674	11/17/59	(300 bp) — Monthly	(35,854)
	CMBX NA BBB-.6 Index	(262,963)	964,130	269,763	5/11/63	(300 bp) — Monthly	6,238
	CMBX NA BBB-.8 Index	(74,132)	573,000	77,985	10/17/57	(300 bp) — Monthly	3,519
	CMBX NA BBB-.8 Index	(24,306)	155,000	21,096	10/17/57	(300 bp) — Monthly	(3,301)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	207,360	91,384	5/11/63	(500 bp) — Monthly	(20,015)
	CMBX NA BB.8 Index	(311,253)	606,845	229,691	10/17/57	(500 bp) — Monthly	(82,151)
	CMBX NA BBB-.10 Index	(161,420)	573,000	51,226	11/17/59	(300 bp) — Monthly	(110,528)
	CMBX NA BBB-.10 Index	(97,421)	327,000	29,234	11/17/59	(300 bp) — Monthly	(68,378)
	CMBX NA BBB-.10 Index	(49,641)	301,000	26,909	11/17/59	(300 bp) — Monthly	(22,907)
	CMBX NA BBB-.12 Index	(108,499)	327,000	16,873	8/17/61	(300 bp) — Monthly	(91,817)
	CMBX NA BBB-.12 Index	(5,079)	130,000	6,708	8/17/61	(300 bp) — Monthly	1,553
	CMBX NA BBB-.12 Index	(15,715)	45,000	2,322	8/17/61	(300 bp) — Monthly	(13,420)
	CMBX NA BBB-.14 Index	(24,381)	400,000	18,760	12/16/72	(300 bp) — Monthly	(5,854)
	CMBX NA BBB-.7 Index	(1,593,335)	6,787,000	1,362,830	1/17/47	(300 bp) — Monthly	(234,465)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	92,568	11/17/59	(500 bp) — Monthly	73,123
	CMBX NA BBB-.10 Index	(163,586)	755,000	67,497	11/17/59	(300 bp) — Monthly	(96,530)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(125,678)	1,289,000	126,193	5/11/63	(200 bp) — Monthly	14
	CMBX NA A.6 Index	(20,278)	210,000	20,559	5/11/63	(200 bp) — Monthly	199
	CMBX NA BB.10 Index	(16,780)	160,000	44,080	11/17/59	(500 bp) — Monthly	27,144
	CMBX NA BB.8 Index	(495,731)	1,381,828	523,022	10/17/57	(500 bp) — Monthly	25,948
	CMBX NA BB.8 Index	(234,901)	643,565	243,589	10/17/57	(500 bp) — Monthly	8,062
	CMBX NA BB.8 Index	(180,447)	352,704	133,499	10/17/57	(500 bp) — Monthly	(47,291)
	CMBX NA BB.8 Index	(117,451)	321,782	121,795	10/17/57	(500 bp) — Monthly	4,031
	CMBX NA BB.9 Index	(3,804)	28,000	6,465	9/17/58	(500 bp) — Monthly	2,634
	CMBX NA BBB-.10 Index	(196,183)	1,590,000	142,146	11/17/59	(300 bp) — Monthly	(54,964)
	CMBX NA BBB-.10 Index	(109,578)	864,000	77,242	11/17/59	(300 bp) — Monthly	(32,840)
	CMBX NA BBB-.10 Index	(168,160)	711,000	63,563	11/17/59	(300 bp) — Monthly	(105,011)
	CMBX NA BBB-.10 Index	(151,882)	623,000	55,696	11/17/59	(300 bp) — Monthly	(96,550)
	CMBX NA BBB-.10 Index	(103,001)	611,000	54,623	11/17/59	(300 bp) — Monthly	(48,734)
	CMBX NA BBB-.10 Index	(79,899)	348,000	31,111	11/17/59	(300 bp) — Monthly	(48,991)
	CMBX NA BBB-.10 Index	(70,508)	323,000	28,876	11/17/59	(300 bp) — Monthly	(41,820)
	CMBX NA BBB-.10 Index	(26,327)	304,000	27,178	11/17/59	(300 bp) — Monthly	674
	CMBX NA BBB-.10 Index	(49,002)	226,000	20,204	11/17/59	(300 bp) — Monthly	(28,930)
	CMBX NA BBB-.10 Index	(43,032)	199,000	17,791	11/17/59	(300 bp) — Monthly	(25,358)
	CMBX NA BBB-.10 Index	(23,716)	187,000	16,718	11/17/59	(300 bp) — Monthly	(7,108)
	CMBX NA BBB-.11 Index	(25,498)	162,000	7,646	11/18/54	(300 bp) — Monthly	(17,946)
	CMBX NA BBB-.12 Index	(64,898)	311,000	16,048	8/17/61	(300 bp) — Monthly	(49,031)
	CMBX NA BBB-.12 Index	(68,165)	300,000	15,480	8/17/61	(300 bp) — Monthly	(52,860)
	CMBX NA BBB-.12 Index	(50,930)	246,000	12,694	8/17/61	(300 bp) — Monthly	(38,380)
	CMBX NA BBB-.12 Index	(72,026)	233,000	12,023	8/17/61	(300 bp) — Monthly	(60,139)
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	284,333	1/17/47	(300 bp) — Monthly	190,884
	CMBX NA BBB-.8 Index	(252,950)	1,626,000	221,299	10/17/57	(300 bp) — Monthly	(32,599)
	CMBX NA BBB-.8 Index	(112,284)	885,000	120,449	10/17/57	(300 bp) — Monthly	7,648
	CMBX NA BBB-.8 Index	(112,561)	885,000	120,449	10/17/57	(300 bp) — Monthly	7,371
	CMBX NA BBB-.8 Index	(128,902)	822,000	111,874	10/17/57	(300 bp) — Monthly	(17,508)
	CMBX NA BBB-.8 Index	(93,274)	602,000	81,932	10/17/57	(300 bp) — Monthly	(11,693)
	CMBX NA BBB-.8 Index	(90,942)	582,000	79,210	10/17/57	(300 bp) — Monthly	(12,067)

Upfront premium received		—			Unrealized appreciation		2,001,960

Upfront premium (paid)		(13,720,874)			Unrealized (depreciation)		(4,651,398)

	Total	$(13,720,874)				Total	$(2,649,438)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $648,073,046.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$—	$10,000
	Putnam Short Term Investment Fund**	50,544,303	40,153,070	54,878,254	9,878	35,819,119

	Total Short-term investments	$50,554,303	$40,153,070	$54,878,254	$9,878	$35,829,119
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,997,845.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $107,204,728.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,144,755.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,308,053.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $574,803,465 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities generally be categorized as Level 2.
Investments in open-end investment will companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $105,288,640 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $107,204,728 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$31,002,785	$3,505,102
Mortgage-backed securities	—	500,259,446	—
Purchased options outstanding	—	435,817	—
Purchased swap options outstanding	—	13,825,532	—
U.S. government and agency mortgage obligations	—	716,666,618	—
U.S. treasury obligations	—	235,457	—
Short-term investments	1,675,000	162,501,664	—

Totals by level	$1,675,000	$1,424,927,319	$3,505,102
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$127,476	$—	$—
Written options outstanding	—	(607,239)	—
Written swap options outstanding	—	(42,366,575)	—
Forward premium swap option contracts	—	(3,001,435)	—
TBA sale commitments	—	(463,161,544)	—
Interest rate swap contracts	—	371,816	—
Total return swap contracts	—	(2,332,313)	—
Credit default contracts	—	(71,745,889)	—

Totals by level	$127,476	$(582,843,179)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 9/30/21	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 12/31/21
Asset-backed securities	$7,917,554	$—	$—	$(2,452)	$—	$—	$—	$(4,410,000)	$3,505,102

Totals	$7,917,554	$—	$—	$(2,452)	$—	$—	$—	$(4,410,000)	$3,505,102
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(2,452) related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$630,800,000
Purchased swap option contracts (contract amount)	$2,355,700,000
Written TBA commitment option contracts (contract amount)	$630,800,000
Written swap option contracts (contract amount)	$2,111,500,000
Futures contracts (number of contracts)	6,000
Centrally cleared interest rate swap contracts (notional)	$1,945,100,000
Centrally cleared total return swap contracts (notional)	$77,200,000
OTC credit default contracts (notional)	$413,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com